TAXES AND CONTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2025
TAXES AND CONTRIBUTIONS
Schedule of Taxes and contributions

	12/31/2025	12/31/2024	12/31/2025	12/31/2024

	Current assets		Current liabilities
IRPJ	1,389,967	1,194,549	47,646	26,475
CSLL	789,935	719,676	22,980	10,133
IRRF/CSRF	437,379	607,620	46,542	148,513
PIS/COFINS	33,795	68,572	544,868	707,786
INSS/FGTS	11,054	8,244	106,611	85,876
PAES/REFIS	—	—	46,327	69,492
ICMS	53,572	171,428	64,045	39,801
ISS	3,981	3,504	88,742	18,810
Others	47,082	57,821	53,592	39,283
	2,766,765	2,831,414	1,021,353	1,146,169

	Non-current asset		Non-current liability
PIS/COFINS	244,909	233,416	122,465	250,153
IRRF	2,575,568	2,351,320	—	32,766
ICMS	358,267	125,901	—	—
PAES/REFIS	—	—	76,317	89,569
Others	25	4,808	—	—
	3,178,769	2,715,445	198,782	372,488